Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Current Assets [Abstract]
Prepaid expenses	$ 88	$ 76
Government authorities	24	40
Others	83	16
Total other current assets	$ 195	$ 132